Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands	Share Capital Class A CNY (¥) shares		Share Capital Class A USD ($) shares		Share Capital Class B CNY (¥) shares	Share Capital Class B USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury stock CNY (¥) shares	Treasury stock USD ($) shares	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Retained Earnings (Accumulated Deficit) CNY (¥)	Retained Earnings (Accumulated Deficit) USD ($)	Accumulated Other Comprehensive Loss CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 8,091						¥ 461		¥ (10)		¥ 559,520		¥ 1,087,984		¥ (32,643)		¥ 107,928		¥ 1,731,331
Balance at Dec. 31, 2022	¥ 8,091						461		¥ (10)		559,520		1,087,984		(32,643)		107,928		1,731,331
Balance (in Shares) at Dec. 31, 2022 | shares	2,685,770		2,685,770
Balance (in Shares) at Dec. 31, 2022 | shares									3,623	3,623
Net (loss) income													280,477				8,622		289,099
Foreign currency translation															2,249				2,249
Ordinary shares issued for business combinations (Note 3)	¥ 584						208,906										169,771		379,261
Ordinary shares issued for business combinations (Note 3) (in Shares) | shares	211,554		211,554
Repurchase of ordinary shares from open market							(28,968)		¥ (75)										(29,043)
Repurchase of ordinary shares from open market (in Shares) | shares									26,322	26,322
Repurchase of ordinary shares from certain selling shareholder (Note 18)							(8,720)		¥ (25)										(8,745)
Repurchase of ordinary shares from certain selling shareholder (Note 18) (in Shares) | shares									8,979	8,979
Ordinary shares received upon disposal of a newly acquired subsidiary (Note 3 and Note 18)							(24,452)		¥ (68)								(21,557)		(46,077)
Ordinary shares received upon disposal of a newly acquired subsidiary (Note 3 and Note 18) (in Shares) | shares									22,768	22,768
Share-based compensation							17,095												17,095
Provision for statutory reserves											48,856		(48,856)
Unrealized net gain on available-for-sale investments															2,458				2,458
Acquisition of non-controlling interests of a subsidiary							(1,601)										1,491		(110)
Balance at Dec. 31, 2023	¥ 8,675						162,721		¥ (178)		608,376		1,319,605		(27,936)		266,255		2,337,518
Balance (in Shares) at Dec. 31, 2023 | shares	2,897,324		2,897,324
Balance (in Shares) at Dec. 31, 2023 | shares									61,692	61,692
Balance (in Dollars)	¥ 8,675						162,721		¥ (178)		608,376		1,319,605		(27,936)		266,255		2,337,518
Net (loss) income													454,960				(145,486)		309,474
Foreign currency translation															1,688				1,688
Exercise of share options	¥ 2						74												76
Exercise of share options (in Shares) | shares	525		525
Repurchase of ordinary shares from open market							(5,716)		¥ (19)										(5,735)
Repurchase of ordinary shares from open market (in Shares) | shares									6,386	6,386
Disposal of a subsidiary							(3,000)				(17,073)		17,073				(7,330)		(10,330)
Fair value changes															(11,418)				(11,418)
Share-based compensation							38,589												38,589
Provision for statutory reserves											2,388		(2,388)
Distribution of dividend																	(29,500)		(29,500)
Issuance of Class A ordinary shares	¥ 1						92												93
Issuance of Class A ordinary shares (in Shares) | shares	500		500
Unrealized net gain on available-for-sale investments																			(11,418)
Balance at Dec. 31, 2024	¥ 8,678						192,760		¥ (197)		593,691		1,789,250		(37,666)		83,939		2,630,455
Balance (in Shares) at Dec. 31, 2024 | shares	2,898,349	[1]	2,898,349	[1]
Balance (in Shares) at Dec. 31, 2024 | shares									68,078	68,078
Balance (in Dollars)	¥ 8,678						192,760		¥ (197)		593,691		1,789,250		(37,666)		83,939		2,630,455
Net (loss) income													(2,275,386)				1,350		(2,274,036)	$ (325,183)
Foreign currency translation															6,523				6,523
Disposal of a subsidiary							(3,399)				(48,078)		48,078		(26,508)		(92,673)		(122,580)
Subscriptions receivable for issuance of new shares	¥ 28,639				¥ 21,373		197,328												247,340
Subscriptions receivable for issuance of new shares (in Shares) | shares	10,000,000	[1]	10,000,000	[1]	7,500,000	7,500,000
Fair value changes															(33,562)				(33,562)
Share-based compensation							16,996												16,996
Provision for statutory reserves											(202,587)		202,587
Exercise of restricted share units	¥ 1,560						(1,757)		¥ 197
Exercise of restricted share units (in Shares) | shares	536,922	[1]	536,922	[1]					(68,078)	(68,078)
Unrealized net gain on available-for-sale investments																			(33,562)	(4,799)
Balance at Dec. 31, 2025	¥ 38,877		$ 5,560		¥ 21,373	$ 3,056	401,928	$ 57,475			343,026	$ 49,052	(235,471)	$ (33,672)	(91,213)	$ (13,043)	(7,384)	$ (1,056)	471,136	67,372
Balance (in Shares) at Dec. 31, 2025 | shares	13,435,271	[1]	13,435,271	[1]	7,500,000	7,500,000
Balance (in Dollars)	¥ 38,877		$ 5,560		¥ 21,373	$ 3,056	¥ 401,928	$ 57,475			¥ 343,026	$ 49,052	¥ (235,471)	$ (33,672)	¥ (91,213)	$ (13,043)	¥ (7,384)	$ (1,056)	¥ 471,136	$ 67,372

[1]	Retrospectively restated for the 1-for-400 reverse share split effected on May 21, 2025